Trade receivables, contract assets and other receivables (Tables)	6 Months Ended
Jun. 30, 2026
Trade receivables, contract assets and other receivables
Schedule of trade receivables, contract assets and other receivables

	As at
	June 30,	December 31,
(in EUR 000)	2026	2025
Trade receivables	6,849	5,254
Contract assets	639	764
Allowance for expected credit loss	(539)	(503)
Advance payments	664	307
R&D incentive receivable (Australia)	118	111
VAT receivable	617	614
Current tax receivable	497	811
Foreign currency swaps and forwards	−	4
Other	1,536	362
Total trade receivables, contract assets and other receivables	10,381	7,724